Securitizations and Variable Interest Entities - Additional information (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Variable Interest Entity [Line Items]
Cash proceeds from SPEs in new securitizations	¥ 247	¥ 305
Debt securities issued by SPEs with an initial fair value	359	270
Cash inflows from third parties on the sale of debt securities	449	330
Cumulative balance of financial assets transferred to SPEs	7,596		¥ 7,123
Retained interests	190		¥ 250
Cash inflows from the SPEs on the retained interests	¥ 18	¥ 13